Condensed Consolidated and Combined Statements of Operations (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
Revenues:
Rental revenues	$ 2,920,000	$ 7,952,000
Expense recoveries	798,000	2,399,000
Other revenues	(5,000)
Total revenues	3,713,000	10,351,000
Expenses:
Management fees		475,000
General and administrative	1,285,000	1,507,000
Operating expenses	1,130,000	3,578,000
Depreciation and amortization	1,146,000	3,123,000
Loss on sale of property under development	2,000	2,000
Acquisition expenses	756,000	756,000
Total expenses	4,319,000	9,441,000
Operating (loss)/income	(606,000)	910,000
Other expense/(income)
Interest expense	826,000	3,114,000
Change in fair value of derivatives, net	(16,000)	(206,000)
Net loss from continuing operations	(1,416,000)	(1,998,000)
Discontinued Operations:
Net (loss)/income	(1,416,000)	(1,998,000)
Less: Net (income)/loss attributable to Predecessor	(6,000)	576,000
Less: Net loss attributable to noncontrolling interests	262,000	262,000
Net loss attributable to common shareholders	$ (1,160,000)	$ (1,160,000)
Net loss per share:
Basic and diluted (in dollars per share)	$ (0.10)	$ (0.10)
Weighted average common shares:
Basic and diluted (in shares)	11,486,011	11,486,011
Dividends/distributions declared per common share and unit (in dollars per share)	$ 0.18	$ 0.18